Schedule of adjustments to reconcile net profit (loss) to cash flows generated by operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows Complementary Information
Income tax	$ 77	$ 35	$ (130)
Accrued interest	141	132	110
Depreciations and amortizations	205	205	186
Share of profit from joint ventures and associates	(117)	(85)	(101)
Results from property, plant and equipment sale and decreases	(1)		5
Result from the sale of intangible assets	(2)
Impairment of property, plant and equipment, intangible assets and inventories	4	139	62
Impairment of financial assets	2	9	(2)
Result from measurement at present value	1	(2)	(55)
Changes in the fair value of financial instruments	24	(19)	(88)
Net exchange differences	(3)	(14)	6
Results for the repurchase of corporate bonds		(38)	(25)
Constitution of allowances, net		(3)	4
Provision for contingecies	3	5	4
Provision for environmental remediation	15
Recovery of tax charges	(2)
Accrual of defined benefit plans	11	11	11
Dividends received		(1)	(1)
Compensation agreements	2	1	(1)
Other	5	5	(8)
Adjustments to reconcile net profit to cash flows generated by operating activities	$ 365	$ 380	$ (23)